Operating expense (Tables)	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Disclosure Of Detailed Information About Expenses By Nature Explanatory
The following table provides the unaudited condensed consolidated interim statement of operation classification of our total operating expense:

(in KUSD)	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Cost of product sales	2,266	121	2,795	121

R&D
External costs (1)	30,175	21,983	59,343	46,289
Employee expense (2)	18,362	17,550	38,146	32,416
R&D expenses	48,537	39,533	97,489	78,705

S&M
External costs (3)	9,259	5,726	18,170	11,016
Employee expense (2)	8,400	9,495	17,859	18,116
S&M expenses	17,659	15,221	36,029	29,132

G&A
External costs (1)	5,880	5,872	13,519	10,605
Employee expense (2)	12,360	13,495	23,732	26,344
G&A expenses	18,240	19,367	37,251	36,949
Total operating expense	86,702	74,242	173,564	144,907
(1) Includes depreciation expense
(2) Includes share-based compensation expense
(3) Includes depreciation expense for Property, plant and equipment for the three and six months ended June 30, 2022. All other depreciation expense was not material for the three and six months ended June 30, 2022. All depreciation expense was not material for the three and six months ended June 30, 2021.